PENSION - Major Assumptions Used to Determine Benefit Obligation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Benefit Obligation, Discount rates, PBO	4.90%	4.00%
Benefit Obligation, Discount rates, Interest cost	0	0
Benefit Obligation, Discount rates, Service cost	0	0
Benefit Obligation, Salary Scale	3.00%	3.10%
Benefit Obligation, Expected return on plan assets	0	0
Net Periodic Benefit Cost, Discount rates, PBO	4.00%	4.90%
Net Periodic Benefit Cost, Discount rates, Interest cost	3.90%	5.00%
Net Periodic Benefit Cost, Discount rates, Service cost	3.90%	4.60%
Net Periodic Benefit Cost, Salary scale	3.10%	3.00%
Net Periodic Benefit Cost, Expected return on plan assets	3.90%	4.90%